Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000169744 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Bank ETF
Class Name	First Trust Nasdaq Bank ETF
Trading Symbol	FTXO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Bank ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Bank ETF	$68	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.39% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq US Benchmark Banks™ Index, which returned 22.70% for the same Period.
During the Period, the Fund allocated investments between two sub-industries. Diversified Banks received an average weight of 50.6% and contributed 13.4% to the Fund’s overall return, while Regional Banks received an average weight of 49.0% and contributed 8.6% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Bank ETF	21.39%	5.68%	9.08%
Nasdaq US Smart BanksTM Index	22.10%	6.33%	9.79%
Nasdaq US Benchmark BanksTM Index	22.70%	10.17%	12.71%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXO for more recent performance information.
Net Assets	$ 323,635,179
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,869,379
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$323,635,179
Total number of portfolio holdings	50
Total advisory fee paid	$1,869,379
Portfolio turnover rate	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	7.9%
Bank of America Corp.	7.9%
Wells Fargo & Co.	7.9%
Truist Financial Corp.	7.6%
PNC Financial Services Group (The), Inc.	4.0%
Citizens Financial Group, Inc.	3.9%
M&T Bank Corp.	3.9%
U.S. Bancorp	3.9%
First Citizens BancShares, Inc., Class A	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Citigroup, Inc.	8.3%
JPMorgan Chase & Co.	7.9%
Bank of America Corp.	7.9%
Wells Fargo & Co.	7.9%
Truist Financial Corp.	7.6%
PNC Financial Services Group (The), Inc.	4.0%
Citizens Financial Group, Inc.	3.9%
M&T Bank Corp.	3.9%
U.S. Bancorp	3.9%
First Citizens BancShares, Inc., Class A	3.3%

C000169745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Food & Beverage ETF
Class Name	First Trust Nasdaq Food & Beverage ETF
Trading Symbol	FTXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Food & Beverage ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Food & Beverage ETF	$60	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.61%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -3.64% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq US Benchmark Food, Beverage and Tobacco™ Index, which returned 4.24% for the same Period.
During the Period, investments in the Food Products industry received the greatest allocation of any industry, with an average weight of 59.3%, and contributed -4.2% to the Fund’s overall return, the largest negative contribution of any industry. With an average weight of 5.5%, investments in the Chemicals industry contributed 1.5% to the Fund’s overall return, the largest positive contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Food & Beverage ETF	-3.64%	-0.36%	3.15%
Nasdaq US Smart Food & BeverageTM Index	-3.12%	0.22%	3.78%
Nasdaq US Benchmark Food, Beverage and TobaccoTM Index	4.24%	6.19%	7.28%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXG for more recent performance information.
Net Assets	$ 18,810,565
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 135,047
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$18,810,565
Total number of portfolio holdings	32
Total advisory fee paid	$135,047
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Archer-Daniels-Midland Co.	9.0%
Mondelez International, Inc., Class A	8.0%
Coca-Cola (The) Co.	8.0%
PepsiCo, Inc.	7.8%
Kraft Heinz (The) Co.	7.8%
Corteva, Inc.	4.5%
Tyson Foods, Inc., Class A	4.2%
Constellation Brands, Inc., Class A	4.1%
Hershey (The) Co.	3.8%
Keurig Dr Pepper, Inc.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Archer-Daniels-Midland Co.	9.0%
Mondelez International, Inc., Class A	8.0%
Coca-Cola (The) Co.	8.0%
PepsiCo, Inc.	7.8%
Kraft Heinz (The) Co.	7.8%
Corteva, Inc.	4.5%
Tyson Foods, Inc., Class A	4.2%
Constellation Brands, Inc., Class A	4.1%
Hershey (The) Co.	3.8%
Keurig Dr Pepper, Inc.	3.7%

C000169746 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Oil & Gas ETF
Class Name	First Trust Nasdaq Oil & Gas ETF
Trading Symbol	FTXN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Oil & Gas ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Oil & Gas ETF	$70	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%	[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.05% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq US Benchmark Energy™ Index, which returned 36.72% for the same Period.
During the Period, investments in the Oil & Gas Exploration & Production sub-industry received the greatest allocation of any sub-industry, with an average weight of 41.6%, and contributed 11.8% to the Fund’s overall return, the largest positive contribution of any sub-industry. No industry made a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Oil & Gas ETF	31.05%	23.07%	9.65%
Nasdaq US Smart Oil & GasTM Index	31.91%	23.87%	10.35%
Nasdaq US Benchmark EnergyTM Index	36.72%	23.33%	10.54%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXN for more recent performance information.
Net Assets	$ 179,657,478
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 718,178
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$179,657,478
Total number of portfolio holdings	45
Total advisory fee paid	$718,178
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
ConocoPhillips	8.0%
Exxon Mobil Corp.	7.6%
Chevron Corp.	7.6%
Occidental Petroleum Corp.	6.0%
EOG Resources, Inc.	5.4%
Venture Global, Inc., Class A	5.1%
Marathon Petroleum Corp.	4.2%
Diamondback Energy, Inc.	3.9%
Devon Energy Corp.	3.7%
Valero Energy Corp.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ConocoPhillips	8.0%
Exxon Mobil Corp.	7.6%
Chevron Corp.	7.6%
Occidental Petroleum Corp.	6.0%
EOG Resources, Inc.	5.4%
Venture Global, Inc., Class A	5.1%
Marathon Petroleum Corp.	4.2%
Diamondback Energy, Inc.	3.9%
Devon Energy Corp.	3.7%
Valero Energy Corp.	3.3%

C000169747 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Pharmaceuticals ETF
Class Name	First Trust Nasdaq Pharmaceuticals ETF
Trading Symbol	FTXH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Pharmaceuticals ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXH. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Pharmaceuticals ETF	$69	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%	[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.44% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the Nasdaq US Benchmark Pharmaceuticals™ Index, which returned 20.04% for the same Period.
During the Period, the Fund allocated over 90% of its assets across 2 industries: Pharmaceuticals and Biotechnology. Investments in the Pharmaceuticals industry received the greatest allocation of any industry, with an average weight of 47.5%, and contributed 10.4% to the Fund’s overall return. With an average weight of 43.8%, investments in the Biotechnology industry contributed 12.3% to the Fund’s overall return, the largest positive contribution of any industry. No industry made a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Pharmaceuticals ETF	26.44%	7.59%	7.13%
Nasdaq US Smart PharmaceuticalsTM Index	27.32%	8.31%	7.83%
Nasdaq US Benchmark PharmaceuticalsTM Index	20.04%	14.72%	13.06%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXH for more recent performance information.
Net Assets	$ 29,175,335
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 114,842
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$29,175,335
Total number of portfolio holdings	51
Total advisory fee paid	$114,842
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Johnson & Johnson	7.5%
Bristol-Myers Squibb Co.	7.4%
Merck & Co., Inc.	7.4%
AbbVie, Inc.	7.1%
Eli Lilly & Co.	6.6%
Pfizer, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Biogen, Inc.	3.6%
Gilead Sciences, Inc.	3.5%
Cardinal Health, Inc.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Johnson & Johnson	7.5%
Bristol-Myers Squibb Co.	7.4%
Merck & Co., Inc.	7.4%
AbbVie, Inc.	7.1%
Eli Lilly & Co.	6.6%
Pfizer, Inc.	3.8%
Regeneron Pharmaceuticals, Inc.	3.7%
Biogen, Inc.	3.6%
Gilead Sciences, Inc.	3.5%
Cardinal Health, Inc.	3.5%

C000169748 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network E-Commerce ETF
Class Name	First Trust S-Network E-Commerce ETF
Trading Symbol	ISHP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S-Network E-Commerce ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ISHP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ISHP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network E-Commerce ETF	$59	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.61%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -7.01% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 20.01% for the same Period.
During the Period, investments in the Consumer Discretionary sector received the greatest allocation of any sector, with an average weight of 38.0%, and contributed -1.9% to the Fund’s overall return. With average weights of 13.3% and 5.4%, respectively, investments in the Industrials and Consumer Staples sectors each contributed 1.4% to the Fund’s overall return, the largest positive contributions of any sectors. Investments in the Financials sector contributed -4.1% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 9.2%. The Fund’s currency exposure contributed 1.1% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust S-Network E-Commerce ETF	-7.01%	2.20%	6.70%
S-Network Global E-Commerce IndexTM(1) (2)	-6.95%	N/A	N/A
MSCI ACWI Index	20.01%	9.49%	11.36%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ISHP for more recent performance information.
Net Assets	$ 4,989,041
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 35,521
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,989,041
Total number of portfolio holdings	61
Total advisory fee paid	$35,521
Portfolio turnover rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
FedEx Corp.	2.3%
Walmart, Inc.	2.2%
COSCO SHIPPING Holdings Co., Ltd., Class H	2.2%
A.P. Moller - Maersk A/S, Class B	2.2%
Prologis, Inc.	2.1%
Taiwan Mobile Co., Ltd.	2.0%
eBay, Inc.	2.0%
SF Holding Co., Ltd., Class H	2.0%
JD.com, Inc., ADR	2.0%
DHL Group	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
FedEx Corp.	2.3%
Walmart, Inc.	2.2%
COSCO SHIPPING Holdings Co., Ltd., Class H	2.2%
A.P. Moller - Maersk A/S, Class B	2.2%
Prologis, Inc.	2.1%
Taiwan Mobile Co., Ltd.	2.0%
eBay, Inc.	2.0%
SF Holding Co., Ltd., Class H	2.0%
JD.com, Inc., ADR	2.0%
DHL Group	1.9%

C000169749 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Semiconductor ETF
Class Name	First Trust Nasdaq Semiconductor ETF
Trading Symbol	FTXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Semiconductor ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Semiconductor ETF	$89	0.60%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 95.77% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the Nasdaq US Benchmark Semiconductors™ Index, which returned 67.20% for the same Period.
During the Period, investments in the Semiconductors sub-industry received the greatest allocation of any sub-industry, with an average weight of 72.2%, and contributed 61.9% to the Fund’s overall return, the largest positive contribution of any sub-industry. No sub-industry made a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Semiconductor ETF	95.77%	18.57%	24.14%
Nasdaq US Smart SemiconductorTM Index	97.10%	19.32%	24.94%
Nasdaq US Benchmark SemiconductorsTM Index	67.20%	35.12%	32.20%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXL for more recent performance information.
Net Assets	$ 1,484,597,387
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,323,980
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,484,597,387
Total number of portfolio holdings	35
Total advisory fee paid	$4,323,980
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.2%
Broadcom, Inc.	8.1%
Intel Corp.	8.1%
QUALCOMM, Inc.	7.6%
Micron Technology, Inc.	6.9%
Marvell Technology, Inc.	5.1%
Advanced Micro Devices, Inc.	4.3%
KLA Corp.	4.0%
ON Semiconductor Corp.	3.9%
Applied Materials, Inc.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.2%
Broadcom, Inc.	8.1%
Intel Corp.	8.1%
QUALCOMM, Inc.	7.6%
Micron Technology, Inc.	6.9%
Marvell Technology, Inc.	5.1%
Advanced Micro Devices, Inc.	4.3%
KLA Corp.	4.0%
ON Semiconductor Corp.	3.9%
Applied Materials, Inc.	3.8%

C000169750 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Transportation ETF
Class Name	First Trust Nasdaq Transportation ETF
Trading Symbol	FTXR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Transportation ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTXR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTXR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Transportation ETF	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.11% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the Nasdaq US Benchmark Industrial Transportation™ Index, which returned 22.98% for the same Period.
During the Period, investments in the Automobiles industry received the greatest allocation of any industry, with an average weight of 26.3%, and contributed 10.7% to the Fund’s overall return, the largest positive contribution of any industry. Investments in the Distributors industry contributed
-0.4% to the Fund’s overall return, the largest negative contribution of any industry, and held an average weight of 2.4%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2016 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (9/20/16)
First Trust Nasdaq Transportation ETF	30.11%	4.78%	8.57%
Nasdaq US Smart TransportationTM Index	30.96%	5.23%	9.12%
Nasdaq US Benchmark Industrial TransportationTM Index	22.98%	6.48%	13.13%
Nasdaq US BenchmarkTM Index	18.44%	10.97%	13.91%

Performance Inception Date	Sep. 20, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTXR for more recent performance information.
Net Assets	$ 838,998,003
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 593,943
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$838,998,003
Total number of portfolio holdings	45
Total advisory fee paid	$593,943
Portfolio turnover rate	70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
General Motors Co.	8.2%
Tesla, Inc.	8.0%
Union Pacific Corp.	8.0%
Ford Motor Co.	7.1%
United Parcel Service, Inc., Class B	6.9%
Delta Air Lines, Inc.	4.4%
CSX Corp.	4.2%
FedEx Corp.	4.0%
PACCAR, Inc.	4.0%
United Rentals, Inc.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
General Motors Co.	8.2%
Tesla, Inc.	8.0%
Union Pacific Corp.	8.0%
Ford Motor Co.	7.1%
United Parcel Service, Inc., Class B	6.9%
Delta Air Lines, Inc.	4.4%
CSX Corp.	4.2%
FedEx Corp.	4.0%
PACCAR, Inc.	4.0%
United Rentals, Inc.	3.8%

C000190378 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Select ETF
Class Name	Emerging Markets Equity Select ETF
Trading Symbol	RNEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Select ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RNEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RNEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Select ETF	$79	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.96% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Nasdaq Emerging Large Mid Cap™ Index, which returned 20.88% for the same Period.
During the Period, investments in India received the greatest allocation of any country, with an average weight of 36.3%, and contributed -3.2% to the Fund’s overall return, the largest negative contribution of any country. With an average weight of 8.6%, investments in Brazil contributed 3.8% to the Fund’s overall return, the largest positive contribution of any country. The Fund’s currency exposure contributed -1.0% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
Emerging Markets Equity Select ETF	7.96%	4.80%	3.92%
Nasdaq Riskalyze Emerging MarketsTM Index	8.94%	6.80%	5.89%
MSCI Emerging Markets Index	29.55%	3.69%	6.30%
Nasdaq Emerging Large Mid CapTM Index	20.88%	5.01%	6.92%

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RNEM for more recent performance information.
Net Assets	$ 16,227,259
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 124,636
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$16,227,259
Total number of portfolio holdings	278
Total advisory fee paid	$124,636
Portfolio turnover rate	64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
United Microelectronics Corp.	3.6%
China Resources Pharmaceutical Group Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
China Tower Corp., Ltd., Class H	2.4%
Tata Consultancy Services Ltd.	2.3%
Titan Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.2%
State Bank of India	2.1%
Axis Bank Ltd.	1.9%
SBI Life Insurance Co., Ltd.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United Microelectronics Corp.	3.6%
China Resources Pharmaceutical Group Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
China Tower Corp., Ltd., Class H	2.4%
Tata Consultancy Services Ltd.	2.3%
Titan Co., Ltd.	2.3%
Tencent Holdings Ltd.	2.2%
State Bank of India	2.1%
Axis Bank Ltd.	1.9%
SBI Life Insurance Co., Ltd.	1.8%

C000190379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg ShareholderYield ETF
Class Name	First Trust Bloomberg ShareholderYield ETF
Trading Symbol	SHRY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Shareholder Yield ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SHRY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SHRY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Shareholder Yield ETF	$64	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.15% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.6%, and contributed -3.6% to the Fund’s overall return, the largest negative contribution of any sector. With an average weight of 9.4%, investments in the Energy sector contributed 5.6% to the Fund’s overall return, the largest positive contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust Bloomberg Shareholder Yield ETF	9.15%	9.24%	11.10%
Bloomberg Shareholder Yield Index(1) (2)	9.84%	N/A	N/A
Nasdaq Riskalyze US Large CapTM Index	27.90%	11.57%	12.75%
S&P 500® Index	17.80%	12.06%	13.74%
(1)
On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SHRY for more recent performance information.
Net Assets	$ 17,395,897
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 104,672
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$17,395,897
Total number of portfolio holdings	52
Total advisory fee paid	$104,672
Portfolio turnover rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Charter Communications, Inc., Class A	5.1%
ConocoPhillips	5.0%
Comcast Corp., Class A	4.7%
Cheniere Energy, Inc.	4.4%
Synchrony Financial	4.0%
Chevron Corp.	3.8%
Altria Group, Inc.	3.8%
MetLife, Inc.	3.3%
PayPal Holdings, Inc.	3.2%
Cigna Group (The)	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Charter Communications, Inc., Class A	5.1%
ConocoPhillips	5.0%
Comcast Corp., Class A	4.7%
Cheniere Energy, Inc.	4.4%
Synchrony Financial	4.0%
Chevron Corp.	3.8%
Altria Group, Inc.	3.8%
MetLife, Inc.	3.3%
PayPal Holdings, Inc.	3.2%
Cigna Group (The)	2.8%

C000190380 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Capital Strength ETF
Class Name	First Trust SMID Capital Strength ETF
Trading Symbol	FSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SMID Capital Strength ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSCS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSCS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Capital Strength ETF	$62	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.92% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 18.09% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 30.0%, and contributed 1.1% to the Fund’s overall return. With an average weight of 28.7%, investments in the Industrials sector contributed 1.9% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Health Care sector contributed -0.4% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 6.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Capital Strength ETF	2.92%	6.26%	8.30%
The SMID Capital Strength Index(1) (2)	3.56%	N/A	N/A
Nasdaq Riskalyze US Mid CapTM Index	11.81%	6.57%	8.75%
Russell 2500TM Index	23.45%	5.48%	9.50%
Russell 3000® Index	18.09%	10.87%	13.17%
(1)
On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSCS for more recent performance information.
Net Assets	$ 56,332,976
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 288,267
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$56,332,976
Total number of portfolio holdings	101
Total advisory fee paid	$288,267
Portfolio turnover rate	123%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CF Industries Holdings, Inc.	1.6%
Magnolia Oil & Gas Corp., Class A	1.5%
A10 Networks, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.3%
Innoviva, Inc.	1.3%
Pathward Financial, Inc.	1.2%
New York Times (The) Co., Class A	1.2%
Casey’s General Stores, Inc.	1.2%
Ensign Group (The), Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CF Industries Holdings, Inc.	1.6%
Magnolia Oil & Gas Corp., Class A	1.5%
A10 Networks, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Hamilton Insurance Group Ltd., Class B	1.3%
Innoviva, Inc.	1.3%
Pathward Financial, Inc.	1.2%
New York Times (The) Co., Class A	1.2%
Casey’s General Stores, Inc.	1.2%
Ensign Group (The), Inc.	1.2%

C000190381 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Growth Strength ETF
Class Name	First Trust SMID Growth Strength ETF
Trading Symbol	FSGS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SMID Growth Strength ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSGS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSGS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Growth Strength ETF	$63(1)	0.61%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 63	[9]
Expense Ratio, Percent	0.61%	[9],[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.68% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 18.09% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 26.0%, and contributed 5.9% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Information Technology sector contributed -2.1% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 12.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust SMID Growth Strength ETF	6.68%	2.46%	6.38%
The SMID Growth Strength Index(1) (2)	7.37%	N/A	N/A
Nasdaq Riskalyze US Small CapTM Index	16.75%	4.57%	7.94%
Russell 3000® Index	18.09%	10.87%	13.17%
S&P 1000® Index	18.35%	6.19%	9.23%
(1)
On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSGS for more recent performance information.
Net Assets	$ 27,758,169
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 176,199
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$27,758,169
Total number of portfolio holdings	102
Total advisory fee paid	$176,199
Portfolio turnover rate	135%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Clear Secure, Inc., Class A	1.5%
MasTec, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.4%
Stride, Inc.	1.4%
LeMaitre Vascular, Inc.	1.4%
Comfort Systems USA, Inc.	1.3%
New York Times (The) Co., Class A	1.3%
ATI, Inc.	1.3%
Lantheus Holdings, Inc.	1.3%
Sterling Infrastructure, Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Clear Secure, Inc., Class A	1.5%
MasTec, Inc.	1.4%
Coca-Cola Consolidated, Inc.	1.4%
Stride, Inc.	1.4%
LeMaitre Vascular, Inc.	1.4%
Comfort Systems USA, Inc.	1.3%
New York Times (The) Co., Class A	1.3%
ATI, Inc.	1.3%
Lantheus Holdings, Inc.	1.3%
Sterling Infrastructure, Inc.	1.3%

C000190382 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 DiversifiedDividend Aristocrats ETF
Class Name	First Trust S&P 500 DiversifiedDividend Aristocrats ETF
Trading Symbol	KNGZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P 500 Diversified Dividend Aristocrats ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNGZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNGZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Diversified Dividend Aristocrats ETF	$55	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
Expenses Excluding Extraordinary Expenses, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.20% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 33.6%, and contributed 10.4% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Consumer Staples sector contributed -0.8% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 5.2%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 20, 2017 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	5 Year	Since Inception (6/20/17)
First Trust S&P 500 Diversified Dividend Aristocrats ETF	15.20%	7.95%	10.04%
S&P 500® Sector-Neutral Dividend Aristocrats Index(1) (2)	15.84%	N/A	N/A
Nasdaq Riskalyze US Large Cap Select DividendTM Index	18.80%	9.61%	11.27%
Nasdaq US 500 Large CapTM Index	17.17%	11.58%	13.68%
S&P 500® Index	17.80%	12.06%	13.74%
(1)
On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Performance Inception Date	Jun. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/KNGZ for more recent performance information.
Net Assets	$ 55,888,100
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 262,923
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$55,888,100
Total number of portfolio holdings	101
Total advisory fee paid	$262,923
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Verizon Communications, Inc.	5.3%
Texas Instruments, Inc.	4.1%
HP, Inc.	4.1%
Hewlett Packard Enterprise Co.	3.9%
Microchip Technology, Inc.	3.5%
Comcast Corp., Class A	3.0%
International Business Machines Corp.	2.7%
Omnicom Group, Inc.	2.6%
Corning, Inc.	2.6%
Accenture PLC, Class A	2.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Verizon Communications, Inc.	5.3%
Texas Instruments, Inc.	4.1%
HP, Inc.	4.1%
Hewlett Packard Enterprise Co.	3.9%
Microchip Technology, Inc.	3.5%
Comcast Corp., Class A	3.0%
International Business Machines Corp.	2.7%
Omnicom Group, Inc.	2.6%
Corning, Inc.	2.6%
Accenture PLC, Class A	2.5%

C000227379 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network Streaming & Gaming ETF
Class Name	First Trust S-Network Streaming & Gaming ETF
Trading Symbol	BNGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S-Network Streaming & Gaming ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BNGE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BNGE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Streaming & Gaming ETF	$73	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.69% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 20.01% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country, with an average weight of 44.8%, and contributed 13.0% to the Fund’s overall return, the largest positive contribution of any country. Investments in Ireland contributed -2.7% to the Fund’s overall return, the largest negative contribution of any country, and held an average weight of 3.9%. The Fund’s currency exposure contributed -0.2% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 25, 2022 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (1/25/22)
First Trust S-Network Streaming & Gaming ETF	4.69%	5.91%
S-Network Streaming & Gaming Index	4.42%	6.55%
MSCI ACWI Index	20.01%	10.11%

Performance Inception Date	Jan. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BNGE for more recent performance information.
Net Assets	$ 4,557,883
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 48,067
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,557,883
Total number of portfolio holdings	47
Total advisory fee paid	$48,067
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Netflix, Inc.	5.9%
Electronic Arts, Inc.	5.5%
Warner Bros. Discovery, Inc.	5.3%
Nintendo Co., Ltd.	4.9%
Spotify Technology S.A.	4.8%
Walt Disney (The) Co.	4.7%
Sony Group Corp.	4.6%
NetEase, Inc.	4.4%
Tencent Holdings Ltd.	4.4%
Take-Two Interactive Software, Inc.	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Netflix, Inc.	5.9%
Electronic Arts, Inc.	5.5%
Warner Bros. Discovery, Inc.	5.3%
Nintendo Co., Ltd.	4.9%
Spotify Technology S.A.	4.8%
Walt Disney (The) Co.	4.7%
Sony Group Corp.	4.6%
NetEase, Inc.	4.4%
Tencent Holdings Ltd.	4.4%
Take-Two Interactive Software, Inc.	4.3%

C000227613 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Medical Devices ETF
Class Name	First Trust Indxx Medical Devices ETF
Trading Symbol	MDEV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Medical Devices ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDEV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDEV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Medical Devices ETF	$69	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.71%	[13]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -5.46% during the 12 months ended March 31, 2026. The Fund underperformed its benchmark, the MSCI World Health Care Index, which returned 4.23% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country, with an average weight of 58.4%, and contributed -0.6% to the Fund’s overall return. With an average weight of 2.6%, investments in China contributed 1.4% to the Fund’s overall return, the largest positive contribution of any country. Investments in Germany contributed -1.6% to the Fund’s overall return, the largest negative contribution of any country, and held an average weight of 3.7%. The Fund’s currency exposure contributed 1.4% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 22, 2021 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (6/22/21)
First Trust Indxx Medical Devices ETF	-5.46%	-5.66%
Indxx Medical Devices Index	-5.35%	-5.23%
MSCI World Health Care Index	4.23%	3.73%
MSCI World Index	18.90%	9.20%

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MDEV for more recent performance information.
Net Assets	$ 1,905,994
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 14,281
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,905,994
Total number of portfolio holdings	50
Total advisory fee paid	$14,281
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Globus Medical, Inc., Class A	3.3%
Align Technology, Inc.	3.0%
Penumbra, Inc.	2.7%
Masimo Corp.	2.7%
Hoya Corp.	2.7%
Hologic, Inc.	2.4%
Waters Corp.	2.4%
Edwards Lifesciences Corp.	2.4%
Intuitive Surgical, Inc.	2.3%
WuXi AppTec Co., Ltd., Class H	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Globus Medical, Inc., Class A	3.3%
Align Technology, Inc.	3.0%
Penumbra, Inc.	2.7%
Masimo Corp.	2.7%
Hoya Corp.	2.7%
Hologic, Inc.	2.4%
Waters Corp.	2.4%
Edwards Lifesciences Corp.	2.4%
Intuitive Surgical, Inc.	2.3%
WuXi AppTec Co., Ltd., Class H	2.3%

C000248907 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg R&D Leaders ETF
Class Name	First Trust Bloomberg R&D Leaders ETF
Trading Symbol	RND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg R&D Leaders ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg R&D Leaders ETF	$68	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%	[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.52% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 42.6%, and contributed 15.7% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Health Care sector contributed
-0.6% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 17.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 30, 2024 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (4/30/24)
First Trust Bloomberg R&D Leaders ETF	21.52%	19.03%
Bloomberg R&D Leaders Select Index	22.27%	19.78%
S&P 500® Index	17.80%	16.01%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RND for more recent performance information.
Net Assets	$ 4,108,110
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 20,765
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,108,110
Total number of portfolio holdings	50
Total advisory fee paid	$20,765
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Apple, Inc.	8.3%
Alphabet, Inc., Class A	8.2%
Amazon.com, Inc.	8.0%
Microsoft Corp.	6.8%
Netflix, Inc.	4.6%
AbbVie, Inc.	4.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.3%
Apple, Inc.	8.3%
Alphabet, Inc., Class A	8.2%
Amazon.com, Inc.	8.0%
Microsoft Corp.	6.8%
Netflix, Inc.	4.6%
AbbVie, Inc.	4.2%
Broadcom, Inc.	4.0%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%

C000251153 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust New Constructs Core Earnings Leaders ETF
Class Name	First Trust New Constructs Core Earnings Leaders ETF
Trading Symbol	FTCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust New Constructs Core Earnings Leaders ETF (the “Fund”) for the year of April 1, 2025 to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New Constructs Core Earnings Leaders ETF	$67	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%	[15]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.82% during the 12 months ended March 31, 2026. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.80% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 34.2%, and contributed 14.7% to the Fund’s overall return, the largest positive contribution of any sector. Investments in the Financials sector contributed
-1.7% to the Fund’s overall return, the largest negative contribution of any sector, and held an average weight of 13.0%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 2, 2024 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	1 Year	Since Inception (10/2/24)
First Trust New Constructs Core Earnings Leaders ETF	19.82%	12.94%
Bloomberg New Constructs Core Earnings Leaders Index	20.71%	13.70%
S&P 500® Index	17.80%	10.80%

Performance Inception Date	Oct. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCE for more recent performance information.
Net Assets	$ 63,855,616
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 307,669
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$63,855,616
Total number of portfolio holdings	101
Total advisory fee paid	$307,669
Portfolio turnover rate	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Starbucks Corp.	4.5%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., Class A	4.1%
Eli Lilly & Co.	4.1%
International Business Machines Corp.	3.9%
KLA Corp.	3.6%
Booking Holdings, Inc.	3.4%
JPMorgan Chase & Co.	3.4%
General Motors Co.	3.1%
QUALCOMM, Inc.	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Starbucks Corp.	4.5%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., Class A	4.1%
Eli Lilly & Co.	4.1%
International Business Machines Corp.	3.9%
KLA Corp.	3.6%
Booking Holdings, Inc.	3.4%
JPMorgan Chase & Co.	3.4%
General Motors Co.	3.1%
QUALCOMM, Inc.	2.6%

C000259078 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Balanced Income ETF
Class Name	First Trust Balanced Income ETF
Trading Symbol	FTBI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Balanced Income ETF (the “Fund”) for the period of May 28, 2025 (commencement of investment operations) to March 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTBI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTBI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Balanced Income ETF	$22(1) (2)	0.25%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on May 28, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(3)	Annualized.

Expenses Paid, Amount	$ 22	[16],[17]
Expense Ratio, Percent	0.25%	[16],[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s inception date was May 28, 2025. The Fund returned 11.34% since its inception through March 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 12.03% for the same Period.
During the Period, the Fund allocated investments across 14 ETFs. FTHI received the greatest allocation in the Fund, with an average weight of 19.8%, and contributed 2.3% to the Fund’s overall return, the largest positive contribution of any investment. No single investment represented a negative contribution to the Fund’s overall return.
Investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 21.5%, and contributed 4.0% to the Fund’s overall return, the largest positive contribution of any sector. No sector made a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 28, 2025 to March 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of March 31, 2026)	Since Inception (5/28/25)
First Trust Balanced Income ETF	11.34%
S&P 500® Index	12.03%
Bloomberg Moderate Allocation Income Focus Index	11.64%
Bloomberg US Aggregate Bond Index	5.25%

Performance Inception Date	May 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTBI for more recent performance information.
Net Assets	$ 18,766,819
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 23,294
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$18,766,819
Total number of portfolio holdings	14
Total advisory fee paid	$23,294
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust BuyWrite Income ETF	19.8%
First Trust Nasdaq BuyWrite Income ETF	9.8%
FT Vest Technology Dividend Target Income ETF	9.8%
First Trust Core Investment Grade ETF	7.1%
First Trust Smith Opportunistic Fixed Income ETF	7.0%
FT Vest SMID Rising Dividend Achievers Target Income ETF	6.8%
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	6.7%
FT Vest Rising Dividend Achievers Target Income ETF	6.6%
FT Vest Gold Strategy Target Income ETF®	5.2%
First Trust Limited Duration Investment Grade Corporate ETF	4.4%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust BuyWrite Income ETF	19.8%
First Trust Nasdaq BuyWrite Income ETF	9.8%
FT Vest Technology Dividend Target Income ETF	9.8%
First Trust Core Investment Grade ETF	7.1%
First Trust Smith Opportunistic Fixed Income ETF	7.0%
FT Vest SMID Rising Dividend Achievers Target Income ETF	6.8%
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	6.7%
FT Vest Rising Dividend Achievers Target Income ETF	6.6%
FT Vest Gold Strategy Target Income ETF®	5.2%
First Trust Limited Duration Investment Grade Corporate ETF	4.4%

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[9]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[13]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[15]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[16]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[17]	The Fund commenced investment operations on May 28, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[18]	Annualized.